Statements of Operations and Comprehensive Income (9-month periods unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Life and health premiums, net	$ 36	[1]	$ 757	[1]	$ 105	[1]	$ 2,402	[1]	$ (20,459)	[1]	$ 3,409	[1]	$ 3,744	[1]
Contract charges	6		113		14		345		460		501		533
Net investment income	32		493	[2]	138		1,602		1,928		2,175		2,090
Net realized investment gains							58		4,319		119		245
Total revenues	74		1,363		257		4,407		(13,752)		6,204		6,612
Benefits and expenses
Life and health insurance claims and benefits, net	29	[1]	1,402	[1]	118	[1]	2,504	[1]	(20,028)	[1]	2,268	[1]	2,261	[1]
Interest credited to policyholder account balances	2		41		6		124		158		164		163
Operating and other expenses	40		645		71		1,175		1,087		1,040		827
Total benefits and expenses	71		2,088		195		3,803		(18,783)		3,472		3,251
Income (loss) before income taxes	3		(725)		62		604		5,031		2,732		3,361
Income tax expense (benefit)	(8)		(285)		83		151		1,679		921		1,074
Net income (loss)	11		(440)		(21)		453		3,352		1,811		2,287
Change in unrealized gains (losses), net of tax expense (benefit)	(3)	[3]	355	[4]	(129)	[5]	557	[6]	390	[7]	1,334	[8]	793	[9]
Change in foreign currency translation adjustment, net of tax expense		[10]		[10]
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)						[11]	(23)	[11]	(2,654)	[12]	(117)	[13]	(159)	[14]
Other Comprehensive Income (Loss)	(3)		355		(129)		534		(2,264)		1,217		634
Total Comprehensive Income (Loss)	$ 8		$ (85)		$ (150)		$ 987		$ 1,088		$ 3,028		$ 2,921

[1]	See Note 7.
[2]	Includes $35 of accumulated other comprehensive income reclassification for unrealized net gains on available-for-sale securities.
[3]	Net of tax expense (benefit) ($1)
[4]	Net of tax expense (benefit) ($90)
[5]	Net of tax expense (benefit) $191
[6]	Net of tax expense (benefit) $300
[7]	Net of tax expense (benefit) $210
[8]	Net of tax expense (benefit) $716
[9]	Net of tax expense (benefit) $428
[10]	Net of tax expense (benefit) $8
[11]	Net of tax expense (benefit) ($12)
[12]	Net of tax expense (benefit) ($1,429)
[13]	Net of tax expense (benefit) ($63)
[14]	Net of tax expense (benefit) ($86)